Convertible debenture	12 Months Ended
Dec. 31, 2024
Disclosure Of Convertible Debenture [Abstract]
Convertible debenture [Text Block]

11 Convertible debenture

On June 30, 2023, the Company issued a $1,000,000 unsecured convertible debenture. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and matures on June 30, 2026. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company, at a price of $1.25 per common share. As part of the terms of the offering, the debenture holder has been issued 460,000 detachable warrants which were valued using a Black Scholes Model. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, and expiring on June 30, 2026 (Note 13).

Based on the discount factor of 13.5% over the debenture's term of three years used to determine the fair value of the debenture, the conversion feature was classified as equity and was assigned a residual value of $37,219. Transaction costs, including the fair value of detachable warrants, were allocated to the liability and equity components in proportion to the allocation of gross proceeds. Accretion for the debenture for the year ended December 31, 2024 was $54,003 (December 31, 2023-$25,415). Interest for the debenture for the year ended December 31, 2024 was $122,685 (December 31, 2023-$72,586).

	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$785,129	$-	$-
Principal issued	-	1,000,000	-
Equity portion	-	(37,219)	-
Capitalized transaction costs	-	(17,641)	-
Detachable warrants	-	(185,426)	-
Accretion	54,003	25,415	-
Ending balance, classified as long-term	$839,132	$785,129	$-

On December 13, 2023, the Company issued a USD$3,000,000 unsecured convertible debenture. As part of the issuance, the Company received USD $2,640,000 in cash and USD $360,000 was retained by the investor as prepaid interest. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and will mature 36 months from the date of issuance on January 11, 2027. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company at a price of $1.25 per common share. As part of the terms of the offering, the debenture holder has been issued 900,000 detachable warrants which have been valued using a Black Scholes model. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, for a period expiring on January 11, 2027 (Note 13).

The Company estimated the fair value of the embedded derivative, representing the conversion option, by reference to a Geometric Brownain motion model. Based on the following key weighted average inputs: annualized volatility of 65.13% per annum, risk free rate of 3.57% over the Debenture's term of three years, the USD/CAD annualized volatility of 7.28% per annum, the fair value of the derivative liability was $1,171,660 at recognition and $1,027,427 at December 31, 2023. The debenture was then allocated the residual balance and transaction costs, including the detachable warrants, were allocated to the liability and embedded derivative in proportion to the allocation of gross proceeds.  Transactions costs of $87,781 allocated to the embedded derivative were expensed as incurred. As at December 31, 2024, the fair value of the embedded derivative was $1,025,803 and the fair value adjustment of $(86,001) was recorded in the statement of loss and comprehensive loss. The Company estimated the fair value of the embedded derivative, representing the conversion option, by reference to a black-scholes model. Based on the following key weighted average inputs: annualized volatility of 74.10% per annum, risk free rate of 2.86% over the Debenture's remaining term of two years. Interest for the debenture for the year ended December 31, 2024 was $490,593 (December 31, 2023-$nil, December 31, 2022 - $nil).

Convertible Debenture	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$2,698,761	$-	$-
Principal issued	-	4,068,300	-
Capitalized transaction costs	-	(4,058)	-
Detachable warrants	-	(212,959)	-
Derivative liability	-	(1,171,660)	-
Accretion	380,338	87,050	-
Foreign exchange	259,453	(67,912)	-
Ending balance, classified as short-term	$3,338,552	$2,698,761	$-

Derivative Liability	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$1,027,427	$-	$-
Original valuation	-	1,171,660	-
Foreign exchange	84,377	(26,585)	-
Fair value adjustment	(86,001)	(117,648)	-
Ending balance, classified as short-term	$1,025,803	$1,027,427	$-